Other Accounts Receivable	12 Months Ended
Dec. 31, 2020
Other Accounts Receivable
Other Accounts Receivable	Note 4 – Other Accounts Receivable

	As of December 31,
	2020	2019

	(in thousands)
Government institutions	$66	$178
Prepaid expenses	746	601
Others	—	48
	$812	$827